Consolidated Statements of Profit or Loss And Other Comprehensive Income		12 Months Ended
		Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€) € / shares		Dec. 31, 2019 EUR (€) € / shares
Profit or loss [abstract]
Revenue		€ 71,578,566	€ 19,677,366	[1]	€ 8,020,249	[1]
Changes in inventories and raw materials and consumables used		(44,253,393)	(10,573,732)	[1]	(3,663,974)	[1]
Employee benefits		(29,666,085)	(9,805,596)	[1]	(3,916,719)	[1]
Other operating expenses		(43,405,300)	(8,191,740)	[1]	(5,125,236)	[1]
Amortization and depreciation		(8,483,056)	(2,378,741)	[1]	(762,706)	[1]
Net other income		655,981	288,876	[1]	80,258	[1]
Operating Loss		(53,573,287)	(10,983,567)	[1]	(5,368,128)	[1]
Financial income		154,849	5,629	[1]	9,379	[1]
Financial expenses		(32,067,146)	(1,010,799)	[1]	(266,753)	[1]
Change in fair value of derivative warrant liabilities		(68,953,503)
Share listing expense		(72,171,562)
Foreign exchange gains/(losses)		1,026,204	(69,715)	[1]	(102,994)	[1]
Net Financial Loss		(172,011,158)	(1,074,885)	[1]	(360,368)	[1]
Share of loss of equity-accounted investees	[1]		(253,486)		(407,610)
Loss before Tax		(225,584,445)	(12,311,938)	[1]	(6,136,106)	[1]
Income tax credit		1,806,981	909,954	[1]
Loss for the Year		€ (223,777,464)	€ (11,401,984)	[1],[2]	€ (6,136,106)	[1]
Earnings per Share
Basic and diluted losses per share (euros per share) | (per share)		€ (1.99)	€ (0.12)	[1]	€ (0.09)	[1]
Loss for the Year		€ (223,777,464)	€ (11,401,984)	[1],[2]	€ (6,136,106)	[1]
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods
Currency translation differences in foreign operations, net of tax		2,524,440	92,694	[1]	(19,049)	[1]
Changes in the fair value of debt instruments at fair value through other comprehensive income, net of tax		(196)	838	[1]	12,364	[1]
Net other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods		2,524,244	93,532	[1]	(6,685)	[1]
Other comprehensive income/(loss) for the year		2,524,244	93,532	[1]	(6,685)	[1]
Total comprehensive loss for the year		€ (221,253,220)	€ (11,308,452)	[1]	€ (6,142,791)	[1]

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 3.
[2]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.